Supplemental Expense Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Supplemental Expense Information

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation and amortization included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Research and development expenses	¥27,856	¥25,042	¥25,241
Advertising costs	6,979	7,178	7,658
Shipping and handling costs	40,033	37,836	36,497
Depreciation and amortization	23,861	26,517	28,903